Warrants and Stock Options and Grants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrants and Stock Options and Grants [Abstract]
Warrants and Stock Options and Grants

7. Warrants and Stock Options and Grants

Prior to the Effective Date the Predecessor Company had 25,572,059 warrants and 15,425,001 stock options outstanding. In connection with the Plan these instruments were cancelled. No warrants or stock options have been granted by the Successor Company

17.	Stock Options and Grants

2011 Plan – On July 27, 2011, in connection with the Merger, the Company obtained the written consent of holders of a majority of its outstanding common stock approving the 2011 Incentive Stock Plan (the “2011 Plan”). The 2011 Plan covers up to 8,000,000 shares of common stock, and all officers, directors, employees, consultants and advisors are eligible to be granted awards under the 2011 Plan. An incentive stock option may be granted under the 2011 Plan only to a person who, at the time of the grant, is an employee of the Company or its subsidiaries. The 2011 Plan expires on July 26, 2021, and is administered by the Company’s Board. As of December 31, 2015, there were 3,928 shares of common stock available for issuance under the 2011 Plan.

During 2012, the Company’s Board of Directors approved the issuance of up to an additional 2,000,000 shares of the Company’s common stock in the form of restricted stock or options (the “2012 Board Equity Authorization”). These options generally have the same terms and conditions as those provided under the 2011 Plan, however, the authorization of these options is not subject to shareholder approval. The 2012 Board Equity Authorization has not been approved by the Company’s stockholders. The issuance of these options will be approved by the Company’s Board of Directors on a case-by-case basis. As of December 31, 2015, there were 66,071 shares of common stock available for issuance under this approval.

2013 Plan - During November 2013, the Company’s Board of Directors approved the issuance of up to 2,000,000 shares of the Company’s Common Stock in the form of restricted stock or options (“2013 Stock Plan”). The options granted under the 2013 Stock Plan have generally the same terms and conditions as those provided under the 2011 Plan. The 2013 Plan has not been approved by the Company’s stockholders. The Stock Plan is administrated by the Company’s Board of Directors. As of December 31, 2015, there were 1,600,000 shares of common stock available for issuance under the 2013 Stock Plan.

2014 Plan - On July 15, 2014, at the annual meeting of the Company’s shareholders, the shareholders holding a majority of the Company’s outstanding common stock voted to approve the 2014 Incentive Stock Plan (“2014 Stock Plan”). The 2014 Stock Plan contains 12,000,000 shares of the Company’s Common Stock, which is available for grant to directors, officers and employees of, and consultants and advisors to, the Company or any subsidiary of the Company; provided that incentive stock options may only be granted to employees of the Company and its subsidiaries. An incentive stock option may be granted under the 2014 Plan only to a person who, at the time of the grant, is an employee of the Company or its subsidiaries. Grants under the 2014 Stock Plan may take the form of options, stock appreciation rights, restricted stock and other equity incentives. The 2014 Plan expires on July 14, 2024, and is administered by a committee consisting of two or more directors appointed by the Company’s Board. As of December 31, 2015, there were 6,792,500 shares of common stock available for issuance under the 2014 Stock Plan.

A summary of stock option activity and changes during the years ended December 31, 2015 and 2014 are presented below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – January 1, 2014	10,330,001	$0.10	$0.36	8.16	$109,050
Granted	5,207,500	0.11	0.14
Exercised	(112,500)	0.09	0.20
Cancelled	-	-	-
Outstanding – December 31, 2014	15,425,001	$0.07	$0.30	8.00	$112,500
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding – December 31, 2015	15,425,001	$0.07	$0.30	7.00	$-
Exercisable – December 31, 2014	11,625,835	$0.09	$0.33	7.50	$37,500
Exercisable – December 31, 2015	13,729,168	$0.11	$0.31	6.80	$-

For the year ended December 31, 2015 and 2014, the Company recognized stock-based compensation expense of $192,776 and $294,067, respectively, which is included in payroll and related expenses in the accompanying consolidated statements of operations.

As of December 31 2015, there was $119,146 of total unrecognized compensation costs related to non-vested stock options, which will be expensed over a weighted average period of 0.64 years. The intrinsic value is calculated as the difference between the fair value of the stock price at year end and the exercise price of each of the outstanding stock options. The fair value of the stock price at December 31, 2015 and December 31, 2014 was nominal and $0.14 per share, respectively. For the year ending December 31, 2015 the Company used the Market Approach to arrive at an estimated fair value of the Company’s common stock.The Market Approach is based on the economic principle of competition and entails both the application of appropriate market-based multiples such as level of earnings, cash flow, revenues, invested capital or other financial factors that represent the company's future financial performance. This method is based on the idea of determination of the price at which the company will be exchanged in the public market. On October 15, 2015, the Company filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Bankruptcy Court for the Southern District of New York, accordingly the fair value of the stock was deemed to have a nominal value. For the year ending December 31, 2014 the fair value of the stock was determined by using a weighted value between the income approach method and the weighted average bulletin board price.

On July 30, 2014, Paul Galvin, the Company’s Chief Executive Officer, Brian Wasserman, the Company’s Chief Financial Officer, and Jennifer Strumingher, the Company’s former Chief Administrative Officer were granted options to purchase 2,000,000, 1,000,000 and 750,000, respectively, shares of the Company’s Common Stock with an exercise price of $0.11 per share. These options were granted under the 2014 Plan. One-third of the options vest upon the grant date, the second third vests on the first anniversary date of the grant date, and the remaining third vests on the second anniversary of the grant date. The fair value of these options upon issuance amounted to $446,250.

On October 8, 2014, four employees of the Company were granted options to purchase 950,000 shares of the Company’s Common Stock with an exercise price of $0.21 per share. These shares were granted under the 2014 Plan. One-third of the options vest upon the grant date, the second third vests on the first anniversary date of the grant date, and the remaining third vests on the second anniversary of the grant date. The fair value of these options upon issuance amounted to $93,100.

On November 21, 2014, seven directors of the Company were granted options to purchase 387,500 shares of the Company’s Common Stock with an exercise price of $0.275 per share. These shares were granted under the 2014 Plan. One-third of the options vest upon the grant date, the second third vests on the first anniversary date of the grant date, and the remaining third vests on the second anniversary of the grant date. The fair value of these options upon issuance amounted to $15,500.

During December 2014, the Company executed a one year consulting agreement with a consultant, to act as a Senior Advisor of the Company. In consideration for the services to be performed under the agreement, the Company granted options to purchase 120,000 of the Company’s Common Stock with an exercise price of $0.21 per share. Half of the options vest upon the grant date and half vest on the first anniversary of the grant date. The fair value of these options upon issuance amounted to $7,920.

The fair value of the stock-based option awards granted during the year ended December 31, 2014 were estimated at the date of grant using the Black-Scholes option valuation model with the following assumptions:

2014
Expected dividend yield	0.00%
Expected stock volatility	50%
Risk-free interest rate	1.57 – 2.57%
Expected life	5.25-10 years

Because the Company does not have significant historical data on employee exercise behavior, the Company uses the “Simplified Method” to calculate the expected life of the stock-based option awards granted to employees. The simplified method is calculated by averaging the vesting period and contractual term of the options.